Other Non-Current Assets	12 Months Ended
Dec. 31, 2016
Other Assets, Noncurrent [Abstract]
Other Non-Current Assets
OTHER NON-CURRENT ASSETS

As of December 31, 2016 and 2015, other non-current assets consisted of the following (in thousands):

	December 31,
	2016	2015
Advances made under EPC and non-EPC contracts	$22,809	$32,049
Advances made to municipalities for water system enhancements	95,495	89,953
Advances and other asset conveyances to third parties to support LNG terminals	30,707	28,850
Tax-related payments and receivables	27,781	27,615
Information technology service assets	27,416	30,371
Other	18,120	23,193
Total other non-current assets, net	$222,328	$232,031